JPMorgan Equity Premium Income Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
A C I Shares [Member] | JPMorgan Equity Premium Income Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	12.37%	9.60%	(3.88%)	21.28%	5.89%	21.08%